Property and Equipment, Net (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)
Property, Plant and Equipment [Abstract]
Computer software with net values	¥ 20	¥ 40
Depreciation expenses	¥ 4,600	¥ 3,300	$ 3.2